CAPITAL AND RESERVES - Stock options (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($) Options	Dec. 31, 2017 CAD ($) Options
Stock options
Threshold of reserved common shares to outstanding common shares (in percent)	10.00%
Term (in years)	5 years
Outstanding, beginning of period | Options	6,454,327	7,524,727
Granted (in options) | Options	615,592	1,067,875
Exercised (in options) | Options	(1,576,500)	(1,822,025)
Expired (in options) | Options	(882,750)	(290,000)
Forfeited (in options) | Options	(47,750)	(26,250)
Outstanding, end of period | Options	4,562,919	6,454,327
Weighted average exercise price
Outstanding beginning of period (per option)	$ 9.32	$ 9.05
Granted (per option)	10.60	12.83
Exercised (per option)	6.95	9.40
Expired (per option)	13.52	14.64
Forfeited (per option)	12.72	10.43
Outstanding end of period (per option)	9.47	9.32
Weighted average share price at the time of exercise (per option)	$ 10.76	$ 13.33